Insurance Contract Liabilities - Summary (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Jan. 01, 2024	Dec. 31, 2023	Jan. 01, 2023
Insurance Contract Liabilities
Insurance contracts issued	$ 47,782.7		$ 46,334.8
Assets for insurance acquisition cash flows	(180.5)		(163.4)
Insurance contract liabilities	47,602.2		46,171.4
LRC
Insurance Contract Liabilities
Insurance contracts issued	5,878.1		6,757.1
LIC
Insurance Contract Liabilities
Insurance contracts issued	41,904.6		39,577.7
Estimates of undiscounted gross cumulative claims
Insurance Contract Liabilities
Loss reserve development	410.4
PAA
Insurance Contract Liabilities
Insurance contracts issued	42,989.4	$ 41,863.4	41,863.4	$ 36,549.5
Assets for insurance acquisition cash flows	(176.8)		(160.0)
Insurance contract liabilities	42,812.6		41,703.4
PAA | Life insurance and Run-off
Insurance Contract Liabilities
Insurance contracts issued	80.4	$ 70.7	70.7	$ 59.7
GMM
Insurance Contract Liabilities
Insurance contracts issued	4,793.3		4,471.4
Assets for insurance acquisition cash flows	(3.7)		(3.4)
Insurance contract liabilities	4,789.6		4,468.0
GMM | LRC
Insurance Contract Liabilities
Insurance contracts issued	3,104.5		3,122.6
GMM | LIC
Insurance Contract Liabilities
Insurance contracts issued	1,688.8		1,348.8
GMM | Global Insurers and Reinsurers
Insurance Contract Liabilities
Insurance contracts issued	941.4		396.9
GMM | International Insurers and Reinsurers
Insurance Contract Liabilities
Insurance contracts issued	303.0		356.3
GMM | Life insurance and Run-off
Insurance Contract Liabilities
Insurance contracts issued	$ 3,548.9		$ 3,718.2